Intangible Assets (Details - Rollforward) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Intangible assets, balance	€ 2,184,618	€ 2,489,448	€ 2,794,279
Additions	0	0
Amortization	(304,830)	(304,830)
Impairment loss	0	0
Foreign currency translation adjustment	€ 0	€ 0
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	30.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	47.50%